Leases - Carrying amounts of lease liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Leases
As of January 1st,	$ 2,708,723	$ 2,412,137
Additions	404,650	550,834
Modifications	114,759	29,842
Disposals	(4,378)
Accretion of interest	194,416	165,043
Foreign exchange effect	2,346	(129)
Payments	(529,074)	(449,004)	$ (458,968)
As of 31 December,	2,891,442	2,708,723	$ 2,412,137
Current	372,697	335,620
Non-current	$ 2,518,745	$ 2,373,103